Securities (Schedule of Amortized Cost Gross Unrealized Gains and Losses, and Fair Values of Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments [Line Items]
Available for Sale, Gross Unrealized Gains
Available for Sale, Fair Value	$ 210,205	243,277
Fixed income [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	209,758	250,311
Available for Sale, Gross Unrealized Gains	1,534	410
Available for Sale, Gross Unrealized Losses	(1,087)	(7,444)
Available for Sale, Fair Value	210,205	243,277
State and municipal [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	70,015	99,218
Available for Sale, Gross Unrealized Gains	1,293	385
Available for Sale, Gross Unrealized Losses	(3)	(1,990)
Available for Sale, Fair Value	71,305	97,613
Corporate Obligations [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	4,097	8,896
Available for Sale, Gross Unrealized Gains	3
Available for Sale, Gross Unrealized Losses		(256)
Available for Sale, Fair Value	4,100	8,640
Mortgage-backed Securities-Government Sponsored Entities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	135,646	142,197
Available for Sale, Gross Unrealized Gains	238	25
Available for Sale, Gross Unrealized Losses	(1,084)	(5,198)
Available for Sale, Fair Value	$ 134,800	$ 137,024